Consolidated Statements of Operations (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commissions, related party	$ 474,466	$ 641,104	$ 766,304
Vessel operating expenses, related party	399,665	347,840	392,731
Other general and administrative expenses, related party	1,900,000	1,850,000	1,225,000
Net loss on sale of vessels, related party		$ 76,183	$ 43,823